Stock Compensation Expenses - Schedule of Restricted Stock Awards Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restricted Stock Awards Activity [Abstract]
Number of shares subject to RSAs, Unvested balance	2,117,598	2,874,223
Weighted average grant date fair value per share, Unvested balance	$ 7.76	$ 7.76
Number of shares subject to RSAs, Granted			3,592,779
Weighted average grant date fair value per share, Granted			$ 7.76
Number of shares subject to RSAs, Vested		705,865	718,556
Weighted average grant date fair value per share, Vested		$ 7.76	$ 7.76
Number of shares subject to RSAs, Forfeited	510,266	50,760
Weighted average grant date fair value per share, Forfeited	$ 7.76	$ 7.76
Number of shares subject to RSAs, Unvested balance	1,607,332	2,117,598	2,874,223
Weighted average grant date fair value per share, Unvested balance	$ 7.76	$ 7.76	$ 7.76